Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(4)	Value of Initial Fixed $100 Investment Based on TSR (5)	Net Income (Loss)
2026	$2,045,308	$431,302	$1,217,600	$149,336	$66	$(25,311,000)
2025	$2,055,038	$2,477,344	$1,082,172	$1,312,640	$163	$(18,075,000)
2024	$956,513	$981,389	$892,802	$968,191	$125	$5,425,000

(1)
The PEO for fiscal years 2026 and 2025 was James M. Jenkins. The PEO for fiscal year 2024 was Charles D. Roberson. The non-PEO NEOs for fiscal year 2026 were Helena An (our Chief Operating Officer), Barry Phillips (our Chief Revenue Officer - Fire), and Roger D. Shannon (our former Chief Financial Officer). The non-PEO NEOs for fiscal years 2025 and 2024 were Roger D. Shannon and Helena An.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.
(3)
To calculate the amounts of Compensation Actually Paid to the PEO in fiscal year 2026, the following adjustments were made to the PEO’s Summary Compensation Table Total for the year:
i.
We deducted $1,500,940 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the PEO in fiscal year 2026;
ii.
we added $866,941, reflecting the fair value of such equity-based awards as of the end of fiscal year 2026;
iii.
we subtracted $895,018, reflecting the change in the fair value during fiscal year 2026 of equity-based awards granted to the PEO before fiscal year 2026 that were outstanding and unvested as of the end of fiscal year 2026; and
iv.
we subtracted $84,989, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2026 of equity-based awards granted to the PEO before fiscal year 2026 that vested during fiscal year 2026.

(4)
To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in fiscal year 2026, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for the year:
i.
We deducted $776,429 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the non-PEO NEOs in fiscal year 2026;
ii.
we added $253,932, reflecting the fair value of such equity-based awards as of the end of fiscal year 2026;
iii.
we subtracted $260,262, reflecting the change in the fair value during fiscal year 2026 of equity-based awards granted to the non-PEO NEOs before fiscal year 2026 that were outstanding and unvested as of the end of fiscal year 2026;
iv.
we subtracted $80,744, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2026 of equity-based awards granted to the PEO before fiscal year 2026 that vested during fiscal year 2026; and
v.
we subtracted $204,760, reflecting the fair value as of the end of fiscal year 2025 of then-unvested equity awards that were forfeited during fiscal year 2026.

(5)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of January 31, 2023, and then valued again on each of January 31, 2024, January 31, 2025 and January 31, 2026. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
The PEO for fiscal years 2026 and 2025 was James M. Jenkins. The PEO for fiscal year 2024 was Charles D. Roberson. The non-PEO NEOs for fiscal year 2026 were Helena An (our Chief Operating Officer), Barry Phillips (our Chief Revenue Officer - Fire), and Roger D. Shannon (our former Chief Financial Officer). The non-PEO NEOs for fiscal years 2025 and 2024 were Roger D. Shannon and Helena An.

Peer Group Issuers, Footnote
(5)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of January 31, 2023, and then valued again on each of January 31, 2024, January 31, 2025 and January 31, 2026. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 2,045,308	$ 2,055,038	$ 956,513
PEO Actually Paid Compensation Amount	$ 431,302	2,477,344	981,389
Adjustment To PEO Compensation, Footnote
(3)
To calculate the amounts of Compensation Actually Paid to the PEO in fiscal year 2026, the following adjustments were made to the PEO’s Summary Compensation Table Total for the year:
i.
We deducted $1,500,940 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the PEO in fiscal year 2026;
ii.
we added $866,941, reflecting the fair value of such equity-based awards as of the end of fiscal year 2026;
iii.
we subtracted $895,018, reflecting the change in the fair value during fiscal year 2026 of equity-based awards granted to the PEO before fiscal year 2026 that were outstanding and unvested as of the end of fiscal year 2026; and
iv.
we subtracted $84,989, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2026 of equity-based awards granted to the PEO before fiscal year 2026 that vested during fiscal year 2026.

Non-PEO NEO Average Total Compensation Amount	$ 1,217,600	1,082,172	892,802
Non-PEO NEO Average Compensation Actually Paid Amount	$ 149,336	1,312,640	968,191
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in fiscal year 2026, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for the year:
i.
We deducted $776,429 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the non-PEO NEOs in fiscal year 2026;
ii.
we added $253,932, reflecting the fair value of such equity-based awards as of the end of fiscal year 2026;
iii.
we subtracted $260,262, reflecting the change in the fair value during fiscal year 2026 of equity-based awards granted to the non-PEO NEOs before fiscal year 2026 that were outstanding and unvested as of the end of fiscal year 2026;
iv.
we subtracted $80,744, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2026 of equity-based awards granted to the PEO before fiscal year 2026 that vested during fiscal year 2026; and
v.
we subtracted $204,760, reflecting the fair value as of the end of fiscal year 2025 of then-unvested equity awards that were forfeited during fiscal year 2026.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 66	163,000	125,000
Net Income (Loss)	$ (25,311,000)	$ (18,075,000)	$ 5,425,000
PEO Name	James M. Jenkins	James M. Jenkins	Charles D. Roberson
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

Non-PEO Name		Roger D. Shannon	Helena An
Helena An
Pay vs Performance Disclosure
Non-PEO Name	Helena An
Barry Phillips
Pay vs Performance Disclosure
Non-PEO Name	Barry Phillips
Roger D. Shannon
Pay vs Performance Disclosure
Non-PEO Name	Roger D. Shannon
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,940)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	866,941
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(895,018)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,989)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(776,429)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,932
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,262)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,744)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (204,760)